AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 90.8%
Communication Services - 5.0%
Liberty Latin America, Ltd., Class C*	1,083,881	$10,719,583
Liberty TripAdvisor Holdings, Inc., Class A*	457,061	1,864,809
ORBCOMM, Inc.*,1	1,012,363	7,582,599
Vonage Holdings Corp.*	525,026	6,552,324
Yelp, Inc.*	223,910	7,297,227

Total Communication Services		34,016,542
Consumer Discretionary - 5.1%
Extended Stay America, Inc.	1,044,161	15,328,284
J Alexander's Holdings, Inc.*	485,527	3,563,768
Murphy USA, Inc.	130,946	16,311,943

Total Consumer Discretionary		35,203,995
Consumer Staples - 9.9%
BJ's Wholesale Club Holdings, Inc.*,1	577,339	24,288,652
Hostess Brands, Inc.*	1,303,004	20,001,111
Ingles Markets, Inc., Class A1	234,579	11,156,577
Whole Earth Brands, Inc.*	1,102,570	12,492,118

Total Consumer Staples		67,938,458
Energy - 2.9%
Evolution Petroleum Corp.	774,068	2,461,536
HollyFrontier Corp.	297,450	8,465,427
PBF Energy, Inc., Class A1	167,069	1,415,075
World Fuel Services Corp.	249,680	7,637,711

Total Energy		19,979,749
Financials - 12.8%
American Equity Investment Life Holding Co.	518,939	15,147,829
Axis Capital Holdings, Ltd. (Bermuda)	328,725	15,088,478
Cannae Holdings, Inc.*	646,867	24,574,477
Genworth Financial, Inc., Class A*	2,119,902	6,020,522
White Mountains Insurance Group, Ltd.	26,369	26,896,380

Total Financials		87,727,686
Health Care - 5.7%
Computer Programs and Systems, Inc.	322,097	9,914,146
MEDNAX, Inc.*,1	333,593	9,097,081
Premier, Inc., Class A	585,433	19,828,616

Total Health Care		38,839,843
Industrials - 30.3%
Air Transport Services Group, Inc.*	1,064,014	27,036,596
Argan, Inc.[1]	311,720	13,475,656
Armstrong World Industries, Inc.	191,888	15,007,560
Atkore International Group, Inc.*	220,847	9,796,773
Barrett Business Services, Inc.	86,369	5,445,565
	Shares	Value

Colfax Corp.*,1	161,648	$6,000,374
Comfort Systems USA, Inc.	278,852	15,456,766
CoreCivic, Inc., REIT	1,039,419	7,390,269
Cubic Corp.[1]	183,103	11,202,242
GMS, Inc.*	207,569	6,017,425
GrafTech International, Ltd.	1,285,608	12,470,398
Harsco Corp.*,1	400,419	6,658,968
Insperity, Inc.	47,925	3,761,633
MSC Industrial Direct Co., Inc., Class A	51,719	4,011,843
nVent Electric PLC (United Kingdom)	144,821	3,241,094
Park Aerospace Corp.	440,833	5,854,262
SP Plus Corp.*	273,678	7,936,662
TriMas Corp.*	205,498	6,504,012
UniFirst Corp.	110,935	23,606,968
US Ecology, Inc.	231,640	7,644,120
Viad Corp.	258,247	8,909,521

Total Industrials		207,428,707
Information Technology - 17.1%
ACI Worldwide, Inc.*,1	68,059	2,612,785
Avaya Holdings Corp.*	858,668	19,096,776
CDK Global, Inc.	371,037	18,514,746
Computer Services, Inc.	184,199	11,420,338
DXC Technology Co.	409,589	11,550,410
ePlus, Inc.*	186,632	15,684,553
Ituran Location and Control, Ltd. (Israel)	355,781	6,809,649
NCR Corp.*	551,784	18,407,514
Perspecta, Inc.	445,647	12,901,481

Total Information Technology		116,998,252
Materials - 0.8%
Axalta Coating Systems, Ltd.*	201,009	5,425,233
Real Estate - 1.2%
Cushman & Wakefield PLC*,1	289,036	4,141,886
Newmark Group, Inc., Class A	577,853	3,906,286

Total Real Estate		8,048,172

Total Common Stocks (Cost $502,433,256)		621,606,637

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Short-Term Investments - 10.3%
Other Investment Companies - 10.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	23,298,390	$23,298,390
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	23,298,390	23,298,390
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	24,004,401	24,004,401

Total Short-Term Investments (Cost $70,601,181)		70,601,181
Value

Total Investments - 101.1% (Cost $573,034,437)	$692,207,818
Other Assets, less Liabilities - (1.1)%	(7,759,454)
Net Assets - 100.0%	$684,448,364

*	Non-income producing security.
[1]	Some of these securities, amounting to $45,972,872 or 6.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$621,606,637	—	—	$621,606,637
Short-Term Investments
Other Investment Companies	70,601,181	—	—	70,601,181
Total Investments in Securities	$692,207,818	—	—	$692,207,818

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$45,972,872	—	$49,004,177	$49,004,177
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	02/15/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.